Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 - PROPERTY AND EQUIPMENT, NET

As of December 31, 2021 and December 31, 2020, property and equipment, net consisted of the following:

	December 31,	December 31,
	2021	2020
Electronic equipment	$168,308	$163,891
Office equipment	14,391	14,034
Leasehold improvement	339,657	-
Total property and equipment	522,356	177,925
Less: accumulated depreciation	(199,959)	(158,605)
Total property and equipment, net	$322,397	$19,320

The Company added leasehold improvement of $339,657 for the fiscal years ended December 31, 2021. Depreciation expenses for the fiscal years ended December 31, 2021, 2020 and 2019, were $36,883, $31,957 and $48,793, respectively. There was no disposals and impairment recorded for these property and equipment for the years ended December 31, 2021, 2020 and 2019.